Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Canada (2.3%)
	Canadian Natural Resources Ltd.	423,580	15,029
	Enbridge Inc.	327,243	12,247
			27,276
China (3.4%)
	Tencent Holdings Ltd.	430,946	19,887
	Yum China Holdings Inc.	304,110	9,196
	ANTA Sports Products Ltd.	999,200	8,944
[1]	CSC Financial Co. Ltd. Class H	3,888,835	2,750
			40,777
France (5.6%)
	Sanofi SA	174,566	17,996
	Capgemini SE	81,064	16,093
	Societe Generale SA	438,261	11,367
	Engie SA	620,212	9,750
	Airbus SE	41,922	6,344
	Thales SA	36,102	5,739
			67,289
Hong Kong (3.5%)
	Techtronic Industries Co. Ltd.	1,128,439	14,452
	AIA Group Ltd.	1,783,000	11,926
*	Sands China Ltd.	3,163,562	5,930
[1]	WH Group Ltd.	7,866,537	5,114
	CK Asset Holdings Ltd.	1,171,119	4,475
			41,897
Ireland (1.8%)
[2]	Bank of Ireland Group plc	1,048,618	11,780
	CRH plc	112,362	9,557
			21,337
Japan (9.0%)
	T&D Holdings Inc.	967,186	18,131
	Chugai Pharmaceutical Co. Ltd.	382,013	16,672
	Sony Group Corp.	179,600	15,952
	Nippon Telegraph & Telephone Corp.	9,254,700	9,863
	MatsukiyoCocokara & Co.	508,400	8,291
	SUMCO Corp.	456,500	7,505
	Persol Holdings Co. Ltd.	4,087,300	7,010
	Daikin Industries Ltd.	42,000	6,090
	MINEBEA MITSUMI Inc.	241,650	5,813
	THK Co. Ltd.	299,820	5,661
	Daiichi Sankyo Co. Ltd.	113,469	4,621
	MISUMI Group Inc.	130,100	2,394
			108,003
Mexico (0.7%)
	Wal-Mart de Mexico SAB de CV	2,617,300	8,704
Netherlands (1.3%)
	Aegon Ltd.	1,790,052	11,584
	AerCap Holdings NV	48,183	4,527
			16,111
Norway (0.7%)
	Equinor ASA ADR	307,130	8,157
Russia (0.0%)
*,3	Sberbank of Russia PJSC	37,200	—
Singapore (1.1%)
	United Overseas Bank Ltd.	572,000	13,870
South Korea (1.2%)
	Samsung Electronics Co. Ltd. GDR	11,947	14,219

		Shares	Market Value ($000)
Spain (2.0%)
	Iberdrola SA	1,622,270	21,427
	Almirall SA	218,911	2,183
			23,610
Sweden (1.2%)
	Sandvik AB	720,701	14,754
Switzerland (1.2%)
	Novartis AG ADR	124,603	13,891
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	81,815	13,565
United Kingdom (6.9%)
	Unilever plc	339,462	20,861
	AstraZeneca plc	98,066	15,580
	Rio Tinto plc	236,292	15,367
	Haleon plc	2,542,863	11,406
	Lloyds Banking Group plc	9,305,240	7,109
	B&M European Value Retail SA	1,152,446	6,940
	Rentokil Initial plc	999,903	6,105
			83,368
United States (56.2%)
	NXP Semiconductors NV	81,320	21,400
	Morgan Stanley	194,390	20,063
	Schlumberger NV	409,270	19,764
	Tyson Foods Inc. Class A	319,571	19,462
*	Adobe Inc.	33,798	18,645
	Raymond James Financial Inc.	144,610	16,775
	Equinix Inc.	20,854	16,480
	American Tower Corp.	74,284	16,372
	T-Mobile US Inc.	87,040	15,866
	Agilent Technologies Inc.	111,052	15,703
	Pfizer Inc.	489,376	14,946
	QUALCOMM Inc.	82,182	14,871
	Keurig Dr Pepper Inc.	412,499	14,140
	Everest Group Ltd.	35,432	13,920
	Delta Air Lines Inc.	318,097	13,685
	Constellation Brands Inc. Class A	51,252	12,565
*	Centene Corp.	163,142	12,549
	Reliance Inc.	41,185	12,543
	Exelon Corp.	334,441	12,441
*	Live Nation Entertainment Inc.	128,540	12,364
*	Enphase Energy Inc.	107,317	12,353
*	Edwards Lifesciences Corp.	192,494	12,137
	Quest Diagnostics Inc.	84,402	12,010
	Walt Disney Co.	125,319	11,741
	NIKE Inc. Class B	156,695	11,730
	Voya Financial Inc.	160,655	11,684
	Salesforce Inc.	44,548	11,529
	Knight-Swift Transportation Holdings Inc. Class A	211,283	11,500
	United Parcel Service Inc. Class B	87,128	11,359
	Gentex Corp.	356,707	11,079
	Allstate Corp.	64,314	11,005
	Kenvue Inc.	583,740	10,793
	Wyndham Hotels & Resorts Inc.	141,806	10,738
	Accenture plc Class A	32,186	10,641
	Skyworks Solutions Inc.	91,020	10,342
	UDR Inc.	255,731	10,247
	PPG Industries Inc.	80,285	10,195
*	Builders FirstSource Inc.	60,080	10,056
*	United Therapeutics Corp.	29,590	9,270
	TPG Inc. Class A	179,955	9,176
	M&T Bank Corp.	52,907	9,109
*	Jones Lang LaSalle Inc.	36,290	9,105
	Electronic Arts Inc.	59,464	8,975
	Halliburton Co.	255,250	8,852
	Humana Inc.	23,317	8,432
*	Corpay Inc.	28,346	8,272

			Shares	Market Value ($000)
		Williams Cos. Inc.	192,363	8,260
		Micron Technology Inc.	75,087	8,246
		FMC Corp.	141,023	8,230
		Alphabet Inc. Class A	46,625	7,998
*		ON Semiconductor Corp.	98,929	7,741
		Teleflex Inc.	34,393	7,598
		Dover Corp.	40,871	7,531
		MetLife Inc.	92,878	7,138
		Wells Fargo & Co.	105,284	6,248
		Emerson Electric Co.	52,996	6,206
*		Dexcom Inc.	89,886	6,096
*		First Solar Inc.	19,796	4,276
		Toro Co.	35,436	3,392
				675,844
Total Common Stocks (Cost $1,092,613)				1,192,672
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund (Cost $8,586)	5.390%	85,879	8,587
Total Investments (99.9%) (Cost $1,101,199)				1,201,259
Other Assets and Liabilities—Net (0.1%)				1,391
Net Assets (100%)				1,202,650
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $7,864,000, representing 0.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,348,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,440,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	711,824	—	—	711,824
Common Stocks—Other	49,336	431,512	—	480,848
Temporary Cash Investments	8,587	—	—	8,587
Total	769,747	431,512	—	1,201,259